Share Repurchase Program (Narrative) (Details) - 2014 Stock Purchase Plan [Member] - USD ($) $ in Millions	Dec. 31, 2015	Jan. 29, 2014
Equity, Class of Treasury Stock [Line Items]
Authorized amount for stock repurchase		$ 2,000.0
Remaining amount available for stock repurchase	$ 1,224.1